STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
STOCK-BASED COMPENSATION
Stock-based compensation cost associated with employees

	Year Ended December 31
(Dollars in millions)	2021	2020	2019
Cost of services	$28	$26	$15
Selling, general and administrative expense	44	37	35
Pretax stock-based compensation cost	$71	$64	$51
Income tax benefits	(13)	(14)	(12)
Stock-based compensation cost, net of tax	$58	$49	$40

Summary of restricted stock units activity

			Market-Conditioned
	RSUs		Performance Awards
		Weighted-		Weighted-
	Number	Average	Number	Average
	of Units	Grant-Date	of Units	Grant-Date
	(in millions)	Fair Value	(in millions)	Fair Value
Balance at December 31, 2020	—	$—	—	$—
Awards converted from IBM programs	8.5	28.78	—	—
Awards granted	2.0	18.20	1.8	15.14
Awards vested	(0.1)	29.30	—	—
Awards canceled/ forfeited	(0.2)	21.71	—	—
Balance at December 31, 2021	10.2	$26.82	1.8	$15.14

Summary of market-conditioned performance awards

The following table summarizes RSU, market-conditioned performance award and stock option activities:

			Market-Conditioned
	RSUs		Performance Awards
		Weighted-		Weighted-
	Number	Average	Number	Average
	of Units	Grant-Date	of Units	Grant-Date
	(in millions)	Fair Value	(in millions)	Fair Value
Balance at December 31, 2020	—	$—	—	$—
Awards converted from IBM programs	8.5	28.78	—	—
Awards granted	2.0	18.20	1.8	15.14
Awards vested	(0.1)	29.30	—	—
Awards canceled/ forfeited	(0.2)	21.71	—	—
Balance at December 31, 2021	10.2	$26.82	1.8	$15.14

Summary of option activity

Stock Options
		Weighted-	Weighted-		Weighted-
	Number	Average	Average	Intrinsic	Average
	of Units	Grant-Date	Exercise Price	Value	Contractual
	(in millions)	Fair Value	per Share	per Share	Term (in years)
Balance at December 31, 2020	—	$—	$—	$—	—
Awards converted from IBM programs	—	NM	8.28	9.82	NM
Awards granted	3.8	6.54	17.78	—	6.3
Awards vested	—	—	—	—	—
Awards canceled/forfeited	—	—	—	—	—
Balance at December 31, 2021	3.8	$6.56	$17.76	$—	6.3

NM – not meaningful; stock options from former Parent were fully vested in 2019.